WARRANTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2015	Jan. 23, 2015	Dec. 16, 2014
Private Placements [Member]
Disclosure of transactions between related parties [line items]
Warrants issued	2,500,000	883,058	441,529
Warrant exercise price per share	$ 8.00	$ 0.39	$ 2.00
Warrant value	$ 200,000
Placement Agent [Member]
Disclosure of transactions between related parties [line items]
Warrants issued				107,000
Warrant exercise price per share				$ 0.54